SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUPPLEMENT DATED MAY 19, 2006

TO PROSPECTUSES
DATED MAY 1, 2006 AND APRIL 11, 2006

FOR SUN LIFE FINANCIAL MASTERS CHOICE,
SUN LIFE FINANCIAL MASTERS EXTRA,
SUN LIFE FINANCIAL MASTERS FLEX,
SUN LIFE FINANCIAL MASTERS IV,
SUN LIFE FINANCIAL MASTERS VII,
REGATTA CHOICE II, and
REGATTA FLEX II

ISSUED BY SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

The formula under the heading "Withdrawals Under the Optional Living Benefit Rider" should be revised to read as follows:

old GLB amount	x	Account Value immediately after partial withdrawal
Account Value immediately before partial withdrawal